LONG-TERM DEBT (Details) $ in Thousands, $ in Millions	Dec. 28, 2025 USD ($)	Dec. 01, 2025	Oct. 07, 2025	Sep. 16, 2025 USD ($)	Sep. 15, 2025 USD ($)	Mar. 13, 2025 USD ($)	Mar. 13, 2025 CAD ($)	Dec. 29, 2024 USD ($)	Nov. 22, 2024 USD ($)	Nov. 22, 2024 CAD ($)	Aug. 30, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest rate						1.26%	1.26%
Principal amount	$ 3,863,680							$ 1,235,870
Current portion of long-term debt	450,000							300,000
Long-term debt	4,313,680							1,535,870
Revolving Long-Term Bank Credit Facility, Interest At Variable U.S. Interest Rate
Disclosure of detailed information about borrowings [line items]
Principal amount	240,000							0
Maximum borrowing capacity	1,200,000			$ 1,200,000	$ 1,000,000
Amount committed against facility to cover various letters of credit	$ 30,700							10,800
Revolving Long-Term Bank Credit Facility, Interest At Variable U.S. Interest Rate | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.80%
Senior unsecured Canadian notes, Series 1, interest at fixed rate of 4.36%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	4.36%								4.362%	4.362%
Principal amount	$ 365,600							347,050	$ 357,100	$ 500
Senior unsecured Canadian notes, Series 1, interest at fixed rate of 4.36%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%
Senior unsecured Canadian notes, Series 2, interest at fixed rate of 4.71%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	4.71%								4.711%	4.711%
Principal amount	$ 146,240							138,820	$ 142,900	$ 200
Senior unsecured Canadian notes, Series 2, interest at fixed rate of 4.71%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.80%
Senior unsecured Canadian notes, Series 3, interest at CORRA plus 1.26%, payable quarterly
Disclosure of detailed information about borrowings [line items]
Interest rate	1.26%
Principal amount	$ 109,680					$ 104,000	$ 150	0
Senior unsecured Canadian notes, Series 3, interest at CORRA plus 1.26%, payable quarterly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.80%
Senior unsecured Canadian notes, Series 4, interest at fixed rate of 3.63%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	3.63%
Principal amount	$ 146,240					$ 139,000	$ 200	0
Senior unsecured Canadian notes, Series 4, interest at fixed rate of 3.63%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.70%
Senior unsecured Canadian notes, Series 5, interest at fixed rate of 4.149%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	4.149%					4.149%	4.149%
Principal amount	$ 255,920					$ 243,000	$ 350	0
Senior unsecured Canadian notes, Series 5, interest at fixed rate of 4.149%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.60%
Senior unsecured U.S., Series 1, interest at fixed rate of 4.70%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	4.70%		4.70%
Principal amount	$ 600,000							0
Senior unsecured U.S., Series 1, interest at fixed rate of 4.70%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.70%
Senior unsecured U.S., Series 2, interest at fixed rate of 5.40%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	5.40%		5.40%
Principal amount	$ 600,000							0
Senior unsecured U.S., Series 2, interest at fixed rate of 5.40%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.40%
Term loan, interest at variable U.S. interest rate, payable monthly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 0							300,000
Term loan facility, interest at variable U.S. interest rate, payable monthly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 300,000							300,000			$ 300,000
Term loan facility, interest at variable U.S. interest rate, payable monthly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.90%
Term loan facility, interest at variable U.S. interest rate, payable monthly | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	0.10%
Term loan facility, interest at variable U.S. interest rate, payable monthly | Bottom of range
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.00%
Term loan facility, interest at variable U.S. interest rate, payable monthly | Top of range
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.00%
Term loan facility, interest at variable U.S. interest rate, payable monthly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000							0
Term loan facility, interest at variable U.S. interest rate, payable monthly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%
Term loan facility, interest at variable U.S. interest rate, payable monthly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 600,000							0
Term loan facility, interest at variable U.S. interest rate, payable monthly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.60%
Notes payable, interest at fixed rate of 2.91%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	2.91%
Principal amount	$ 0							100,000
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 0							50,000
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.57%
Term loan, interest at variable U.S. interest rate, payable monthly
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 300,000							0
Term loan, interest at variable U.S. interest rate, payable monthly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.10%
Notes payable, interest at fixed rate of 2.91%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 100,000							0
Notes payable, interest at fixed rate of 2.91%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Notes payable, interest at Adjusted SOFR plus a spread of 1.57%, payable quarterly
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 50,000							0
Notes payable, interest at Adjusted SOFR plus a spread of 1.57%, payable quarterly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Delayed Draw Term Loan
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 0							$ 300,000
Revolving Long-term Bank Credit Facility And Term Loan | Bottom of range
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.00%
Revolving Long-term Bank Credit Facility And Term Loan | Bottom of range | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	0.00%
Revolving Long-term Bank Credit Facility And Term Loan | Top of range
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.00%
Revolving Long-term Bank Credit Facility And Term Loan | Top of range | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	0.25%
New Term Loan Facility | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		0.10%
New Term Loan Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		1.45%
New Term Loan Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		1.58%